Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 3,503	¥ 23,773		¥ 25,146
Less: allowance for expected credit losses	(434)	(2,948)	$ (434)	(2,948)	¥ (1,601)
Accounts receivable and allowance for expected credit loss	$ 3,069	¥ 20,825		¥ 22,198